Stockholders' Equity (Details) - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Stockholders' Equity (Details) [Line Items]
Issued and outstanding shares of public offering, percentage		20.00%
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	250,000,000	250,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	34,500,000	34,500,000
Common stock, outstanding	34,500,000	34,500,000
Shares subject to possible redemption	28,726,659	27,043,141
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	8,625,000	8,625,000
Common stock, outstanding	8,625,000	8,625,000
Issued and outstanding shares of public offering, percentage	20.00%